Business combination - Schedule of Fair Value of the Identifiable Assets (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Tangible assets and liabilities
Property, plant & equipment	$ 1,557
Inventories	1,834
Trade receivables	2,544
Prepaid expenses and other current assets	373
Trade payables and other current liabilities	(1,599)
Intangible assets
Customer relationships	1,210
Tradenames	960
Developed technology	2,010
Innovation platform (recorded as “assets held-for-sale”)	940
Total net identified assets	9,829
Deferred taxes	(1,569)
Goodwill	3,022
Acquisition price	$ 11,282